Shareholder Report, Holdings (Details)	May 31, 2026
C000262836 | 912810QH4 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000262836 | 912810QL5 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262836 | 3132DWJQ7 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000262836 | 912810UF3 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262836 | 3132DWFG3 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262836 | 912810QD3 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262836 | 31427MYN5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262836 | 912810QC5 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262836 | 912810QE1 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262836 | 912810QQ4 | United States Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262836 | CLO00028AAA3
Holdings [Line Items]
Percent of Total Investments	20.10%
C000262836 | CMO3136BWN85
Holdings [Line Items]
Percent of Total Investments	0.10%
C000262836 | Communications001874AA4
Holdings [Line Items]
Percent of Total Investments	21.60%
C000262836 | MBS Passthrough3140ARHA1
Holdings [Line Items]
Percent of Total Investments	58.20%
C000262836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262836 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262836 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262836 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262836 | CLO
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000262836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000262836 | ABS
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000262836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000262836 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000262837 | 3132DWPG2 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000262837 | 3133KPE61 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000262837 | 31418ET67 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000262837 | 3133KPUH9 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000262837 | 3142J6DY6 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000262837 | 629174AC7 | NMABS Issuer I, LLC, C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000262837 | 31418E3C2 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262837 | 3132DUXN2 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262837 | 3140QSTU5 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000262837 | 00500RAJ4 | ACREC 2021-FL1 Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262837 | Communications001874AA4
Holdings [Line Items]
Percent of Total Investments	31.40%
C000262837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262837 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262837 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000262837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000262837 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000262837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000262837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000262837 | CLO
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000262837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000262837 | ABS
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000262837 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000262837 | CLO00028AAE5
Holdings [Line Items]
Percent of Total Investments	30.90%
C000262837 | MBS Passthrough3140QRFW8
Holdings [Line Items]
Percent of Total Investments	37.70%
C000272530 | 912797TE7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000272530 | 91282CLP4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000272530 | 91282CJX0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000272530 | 91282CNA5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000272530 | 91282CLJ8 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000272530 | 91282CKG5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000272530 | 91282CJQ5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000272530 | 3137HJDX2 | Freddie Mac REMICS, DA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272530 | 31418FMR5 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272530 | 91282CQG9 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000272530 | CMO
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000272530 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000272530 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000272530 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272530 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000272530 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000272530 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000272530 | CMO00248BAC1
Holdings [Line Items]
Percent of Total Investments	26.70%
C000272530 | CMO3137HJDX2
Holdings [Line Items]
Percent of Total Investments	3.50%
C000272530 | Financials04020EAG2
Holdings [Line Items]
Percent of Total Investments	5.90%
C000272530 | MBS Passthrough31418FMR5
Holdings [Line Items]
Percent of Total Investments	63.90%